Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Cash flows from operating activities:
Net loss	$ (459,345)	$ (858,671)	$ (1,496,550)	$ (1,569,662)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,409	3,143	5,666	22,509
Amortization of debt discount	42,549	174,077	276,437	606,270
Loss on settlement of debt and accounts payable	9,333			(72,308)
Loss on change in fair value of derivative liabilities		202,201	288,643	102,444
Share-based compensation	5,616	46,960	74,808	40,299
Common shares issued for third party services	3,748	47,500	67,296	10,320
Warrants issued for third party services		540	540
Changes in assets and liabilities:
Prepaid expenses	(5,381)	(3,365)	73,403	11,175
Other current assets		1,152	1,152	(100)
Accounts payable and accrued expenses	(10,412)	48,926	58,325	134,580
Accounts payable to related party			(1,152)	35,950
Accrued wages to related parties	44,500	65,452	122,117	83,586
Accrued interest	10,590	18,281	23,414	44,357
Net cash used in operating activities	(356,393)	(253,804)	(505,901)	(550,580)
Cash flows from investing activities:
Purchase of equipment				(4,303)
Net cash used in investing activities				(4,303)
Cash flows from financing activities:
Payments on long-term debt		(563)	(561)	(6,149)
Principal activity on convertible promissory notes	216,000	78,000	108,000	328,000
Proceeds from the issuance of common stock, net of expenses	181,446	211,780	402,968	180,051
Net cash provided by financing activities	397,446	289,217	510,407	501,902
Increase in cash and cash equivalents	41,053	35,413	4,506	(52,981)
Cash and cash equivalents, beginning of period	5,042	536	536	53,517
Cash and cash equivalents, end of period	46,095	35,949	5,042	536
Supplemental disclosure of cash flow information:
Income tax paid
Interest paid	13,094	12,553	25,345	12,271
Supplemental disclosure of non-cash items:
Resolutions of derivative liabilities due to debt conversions	35,299	175,792	279,112	833,583
Warrants reclassed to derivative liabilities		189,988	272,637	31,804
Debt discounts due to derivative liabilities	35,299	164,369	259,813	549,531
Common stock issued for conversion of debt and interest	36,960	179,382	276,449	892,579
Shares issuance for settlement of accounts payable	$ 44,000
Original issue discount			$ 10,800	$ 22,000